Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Detail)	9 Months Ended
Dec. 31, 2024 shares
LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Granted	0.1